Related Party Transactions (Details) - USD ($)		1 Months Ended				12 Months Ended
	Dec. 08, 2022	Sep. 30, 2023	Aug. 31, 2023	Dec. 31, 2022	Feb. 28, 2021	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Sep. 08, 2023	Oct. 31, 2022
Related Party Transactions (Details) [Line Items]
Related Party advance on financing						$ 4,750,000
Mudrick Convertible Notes [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 175,000,000						$ 1,000	$ 1,000
Debt instrument maturity date	Dec. 08, 2027
Class A | Interprivate II Acquisition Crop [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Business combination common stock not subject to redemption	1,550,000
Chief Executive Officer and Stockholder [Member] | Promissory Note Agreement [Member]
Related Party Transactions (Details) [Line Items]
Non cash exercise of options to purchase common stock related party transaction					3,345,568
Multiple Related Parties Including Family Member of Management [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Total amount of loans issued to related party for settlement of liability						38,100,000
Related party Financing [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Related Party advance on financing						4,800,000
Family Member Of Management [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 10,000,000		10,000,000
Braemar Energy Ventures III LP [Member]
Related Party Transactions (Details) [Line Items]
Transfer of common stock under agreement				200,000
Braemar Energy Ventures III LP [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 5,000,000		5,000,000
Softbank Vision Fund [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				5,000,000		5,000,000
PF GA Investment 5 [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 3,300,000		$ 3,300,000
Magnetar Financing LLC [Member]
Related Party Transactions (Details) [Line Items]
Paid to certain funds controlled by investor	$ 3,000,000
Sponsor Affiliates [Member]
Related Party Transactions (Details) [Line Items]
Service fee paid	$ 2,000,000
Early Bird Capital [Member]
Related Party Transactions (Details) [Line Items]
Bonus shares	2,000,000
Mudrick Capital Management L.P. [Member] | Mudrick Convertible Notes [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 175,000,000
Mudrick Capital Management L.P. [Member] | Promissory Note Agreement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount			$ 3,000,000						$ 15,040,685
Promissory Note [Member] | Mudrick Capital Management L.P. [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument maturity date		Aug. 07, 2024	Sep. 07, 2023
Interest rate		15.00%	15.00%
Promissory Note [Member] | Subordinated Debt [Member] | Braemar Energy Ventures III LP [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount										$ 2,000,000